OTHER LIABILITIES - Components of pension expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined benefit pension plan expense
Current service cost	$ 975	$ 493
Past service cost		8,754
Administrative expenses	109	106
Interest cost on defined benefit obligation	758	544
Interest on assets	(79)	(87)
Pension expense	$ 1,763	$ 9,810